ACCOUNTS RECEIVABLE NET	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE NET
ACCOUNTS RECEIVABLE, NET

NOTE 5 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consist of the following:

	December 31,	December 31,
	2023	2022

Accounts receivable - tailored job readiness training services	$1,509,125	$1,503,452
Accounts receivable - smart campus projects	113,435	50,144
Sub-total	1,622,560	1,553,596
Less: allowance for doubtful accounts	(169,330)	(598,993)
Accounts receivable, net	$1,453,230	$954,603

The Company routinely evaluates the need for allowance for doubtful accounts based on specifically identified amounts that the management believes to be uncollectible. If the actual collection experience changes, revisions to the allowance may be required. As of December 31, 2023 and 2022, the allowance for doubtful accounts was $0.2 million and $0.6 million, respectively.

The table below show movement of allowance for doubtful accounts:

	December 31,	December 31,
	2023	2022
Movement of allowance for doubtful accounts
Beginning balance	$598,993	-
Movements during the year	(413,669)	611,819
Exchange rate difference	(15,994)	(12,826)
Ending balance	$169,330	$598,993